Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Summary of estimated useful lives of property, equipment and software, net

Estimated
Category	useful lives
Buildings	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years
Software	2-10 years

Summary of estimated useful lives of intangible assets
Category	Estimated useful lives
Non-competed agreements	Over the contracted term of up to 6 years
Trademarks	10 years